Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Aug. 21, 2017
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN FUNDS

JPMorgan Commodities Strategy Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 21, 2017

to the Prospectuses and Summary Prospectuses dated March 1, 2017, as supplemented

Effective November 1, 2017, in order to reflect a reduction in the contractual expense limitation agreements, the Annual Fund Operating Expenses and Example tables for the Fund are hereby deleted in their entirety and replaced with the following:

For the Class A, Class C and Class I Shares:

The tables below replace the corresponding tables on pages 1 of the Class A, Class C and Class I Shares Prospectus and in the Summary Prospectus.

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.43	1.65	1.29
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[2]	1.18	1.40	1.04
Acquired Fund Fees and Expenses	0.03	0.03	0.03

Total Annual Fund Operating Expenses	2.56	3.28	2.17
Fee Waivers and Expense Reimbursements[3,4]	(1.61)	(1.83)	(1.47)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3,4]	0.95	1.45	0.70

1	Includes the operating expenses of Commodities Strategy Fund CS Ltd., the Fund’s wholly-owned subsidiary.

2	Includes the advisory fee paid by the subsidiary to its adviser and other expenses of the subsidiary (excluding Acquired Fund Fees and Expenses).

3	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by the subsidiary to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.

4	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses, inclusive of the subsidiary (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.95%, 1.45%, and 0.70% of the average daily net assets of Class A, Class C, and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	617	978	1,529	3,030
CLASS C SHARES ($)	248	655	1,383	3,315
CLASS I SHARES ($)	72	385	885	2,262

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	617	978	1,529	3,030
CLASS C SHARES ($)	148	655	1,383	3,315
CLASS I SHARES ($)	72	385	885	2,262

For the Class R6 Shares:

The tables below replace the corresponding tables on pages 1 of the Class R6 Shares Prospectus and in the Summary Prospectus.

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.85%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	1.00
Service Fees	NONE
Remainder of Other Expenses[2]	1.00
Acquired Fund Fees and Expenses	0.03

Total Annual Fund Operating Expenses	1.88
Fee Waivers and Expense Reimbursements[3,4]	(1.33)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3,4]	0.55

1	Includes the operating expenses of Commodities Strategy Fund CS Ltd., the Fund’s wholly-owned subsidiary.

2	Includes the advisory fee paid by the subsidiary to its adviser and other expenses of the subsidiary (excluding Acquired Fund Fees and Expenses).

3	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by the subsidiary to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.

4	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses, inclusive of the subsidiary (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.55% of the average daily net assets of Class R6 Shares. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	56	323	760	1,975

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Diversified Fund

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Value Fund

JPMorgan Intrepid Sustainable Equity Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan Value Advantage Fund

Prospectuses and Summary Prospectuses dated November 1, 2016, as supplemented

JPMorgan Small Cap Core Fund

Prospectus and Summary Prospectus dated April 10, 2017

JPMorgan Growth and Income Fund

JPMorgan Small Cap Core Fund

JPMorgan Value Advantage Fund

Prospectus and Summary Prospectus dated July 31, 2017

(Applicable Shares Described Below)

Supplement dated August 21, 2017

to the Prospectuses and Summary Prospectuses

dated above, as supplemented

As described below, expense caps for the Funds listed above (each, a “Fund” and collectively, the “Funds”) will be revised. The effective date for each change is also described below.

Expense Cap Changes

Effective November 1, 2017, for the following Funds, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of certain classes as described below (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the class’ average daily net assets as listed below (“New Contractual Expense Cap”). The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

JPMorgan Diversified Fund

The expense caps of the Fund’s Class A, Class C and Class I Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.08%
Class C	1.58%
Class I	0.83%

JPMorgan Dynamic Small Cap Growth Fund

The expense caps of the Fund’s Class A, Class C and Class I Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.24%
Class C	1.74%
Class I	0.99%

JPMorgan Equity Focus Fund

The expense caps of the Fund’s Class A, Class C and Class I Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.10%
Class C	1.60%
Class I	0.85%

JPMorgan Value Advantage Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.14%
Class C	1.64%
Class I	0.89%
Class R2	1.39%
Class R3	1.14%
Class R4	0.89%
Class R5	0.74%
Class R6	0.64%

JPMorgan Growth and Income Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	0.94%
Class C	1.44%
Class I	0.69%
Class R2	1.19%
Class R3	0.94%
Class R4	0.69%
Class R5	0.54%
Class R6	0.44%

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	0.84%
Class C	1.34%
Class I	0.59%
Class R2	1.09%
Class R5	0.44%
Class R6	0.34%

JPMorgan Intrepid Sustainable Equity Fund

The expense caps of the Fund’s Class A, Class C and Class I Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	0.84%
Class C	1.34%
Class I	0.59%

JPMorgan Intrepid Value Fund

The expense caps of the Fund’s Class I, Class R2, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class I	0.59%
Class R2	1.09%
Class R5	0.44%
Class R6	0.34%

JPMorgan Mid Cap Equity Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.14%
Class C	1.64%
Class I	0.89%
Class R2	1.39%
Class R5	0.74%
Class R6	0.64%

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R3, Class R4 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.24%
Class C	1.74%
Class I	0.99%
Class R2	1.49%
Class R3	1.24%
Class R4	0.99%
Class R6	0.74%

JPMorgan U.S. Equity Fund

The expense caps of the Fund’s Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class I	0.69%
Class R2	1.19%
Class R3	0.94%
Class R4	0.69%
Class R5	0.54%
Class R6	0.44%

JPMorgan U.S. Large Cap Core Plus Fund

The expense caps of the Fund’s Class A, Class C, Class I and Class R2 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.10%
Class C	1.60%
Class I	0.85%
Class R2	1.45%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN TAX FREE FUNDS

JPMorgan Intermediate Tax Free Bond Fund

(Class A, Class C and Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated August 21, 2017

to the Prospectus and Summary Prospectus

dated July 1, 2017, as supplemented

Effective November 1, 2017, the contractual expense waivers for Class A and Class C of the JPMorgan Intermediate Tax Free Bond Fund will be decreased as set forth below for the Fund. In connection with these changes, effective November 1, 2017, the “Annual Fund Operating Expenses” and “Example” sections in the prospectus and summary prospectus are hereby replaced with those set forth below.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.36	0.35	0.35
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.11	0.10	0.10

Acquired Fund Fees and Expenses	0.01	0.01	0.01
Total Annual Fund Operating Expenses	0.92	1.41	0.66
Fee Waivers and Expense Reimbursements[2]	(0.27)	(0.21)	(0.26)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.65	1.20	0.40

1	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Service Fees” effective 4/3/17.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.65%, 1.20% and 0.40% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through October 31, 2019 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	439	604	813	1,415
CLASS C SHARES ($)	222	404	730	1,654
CLASS I SHARES ($)	41	158	315	772

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	439	604	813	1,415
CLASS C SHARES ($)	122	404	730	1,654
CLASS I SHARES ($)	41	158	315	772

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMorgan Diversified Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Diversified Fund

Prospectuses and Summary Prospectuses dated November 1, 2016, as supplemented

(Applicable Shares Described Below)

Supplement dated August 21, 2017

to the Prospectuses and Summary Prospectuses

dated above, as supplemented

As described below, expense caps for the Funds listed above (each, a “Fund” and collectively, the “Funds”) will be revised. The effective date for each change is also described below.

Expense Cap Changes

Effective November 1, 2017, for the following Funds, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of certain classes as described below (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the class’ average daily net assets as listed below (“New Contractual Expense Cap”). The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

JPMorgan Diversified Fund

The expense caps of the Fund’s Class A, Class C and Class I Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.08%
Class C	1.58%
Class I	0.83%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Dynamic Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Dynamic Small Cap Growth Fund

Prospectuses and Summary Prospectuses dated November 1, 2016, as supplemented

(Applicable Shares Described Below)

Supplement dated August 21, 2017

to the Prospectuses and Summary Prospectuses

dated above, as supplemented

As described below, expense caps for the Funds listed above (each, a “Fund” and collectively, the “Funds”) will be revised. The effective date for each change is also described below.

Expense Cap Changes

Effective November 1, 2017, for the following Funds, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of certain classes as described below (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the class’ average daily net assets as listed below (“New Contractual Expense Cap”). The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

JPMorgan Dynamic Small Cap Growth Fund

The expense caps of the Fund’s Class A, Class C and Class I Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.24%
Class C	1.74%
Class I	0.99%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Equity Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Equity Focus Fund

Prospectuses and Summary Prospectuses dated November 1, 2016, as supplemented

(Applicable Shares Described Below)

Supplement dated August 21, 2017

to the Prospectuses and Summary Prospectuses

dated above, as supplemented

As described below, expense caps for the Funds listed above (each, a “Fund” and collectively, the “Funds”) will be revised. The effective date for each change is also described below.

Expense Cap Changes

Effective November 1, 2017, for the following Funds, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of certain classes as described below (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the class’ average daily net assets as listed below (“New Contractual Expense Cap”). The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

JPMorgan Equity Focus Fund

The expense caps of the Fund’s Class A, Class C and Class I Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.10%
Class C	1.60%
Class I	0.85%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Growth and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Growth and Income Fund

Prospectuses and Summary Prospectuses dated November 1, 2016, as supplemented

JPMorgan Growth and Income Fund

Prospectus and Summary Prospectus dated July 31, 2017

(Applicable Shares Described Below)

Supplement dated August 21, 2017

to the Prospectuses and Summary Prospectuses

dated above, as supplemented

As described below, expense caps for the Funds listed above (each, a “Fund” and collectively, the “Funds”) will be revised. The effective date for each change is also described below.

Expense Cap Changes

Effective November 1, 2017, for the following Funds, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of certain classes as described below (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the class’ average daily net assets as listed below (“New Contractual Expense Cap”). The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

JPMorgan Growth and Income Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	0.94%
Class C	1.44%
Class I	0.69%
Class R2	1.19%
Class R3	0.94%
Class R4	0.69%
Class R5	0.54%
Class R6	0.44%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Intrepid America Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Intrepid America Fund

Prospectuses and Summary Prospectuses dated November 1, 2016, as supplemented

(Applicable Shares Described Below)

Supplement dated August 21, 2017

to the Prospectuses and Summary Prospectuses

dated above, as supplemented

As described below, expense caps for the Funds listed above (each, a “Fund” and collectively, the “Funds”) will be revised. The effective date for each change is also described below.

Expense Cap Changes

Effective November 1, 2017, for the following Funds, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of certain classes as described below (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the class’ average daily net assets as listed below (“New Contractual Expense Cap”). The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

JPMorgan Intrepid America Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	0.84%
Class C	1.34%
Class I	0.59%
Class R2	1.09%
Class R5	0.44%
Class R6	0.34%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Intrepid Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Intrepid Growth Fund

Prospectuses and Summary Prospectuses dated November 1, 2016, as supplemented

(Applicable Shares Described Below)

Supplement dated August 21, 2017

to the Prospectuses and Summary Prospectuses

dated above, as supplemented

As described below, expense caps for the Funds listed above (each, a “Fund” and collectively, the “Funds”) will be revised. The effective date for each change is also described below.

Expense Cap Changes

Effective November 1, 2017, for the following Funds, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of certain classes as described below (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the class’ average daily net assets as listed below (“New Contractual Expense Cap”). The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

JPMorgan Intrepid Growth Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	0.84%
Class C	1.34%
Class I	0.59%
Class R2	1.09%
Class R5	0.44%
Class R6	0.34%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Intrepid Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Intrepid Value Fund

Prospectuses and Summary Prospectuses dated November 1, 2016, as supplemented

(Applicable Shares Described Below)

Supplement dated August 21, 2017

to the Prospectuses and Summary Prospectuses

dated above, as supplemented

As described below, expense caps for the Funds listed above (each, a “Fund” and collectively, the “Funds”) will be revised. The effective date for each change is also described below.

Expense Cap Changes

Effective November 1, 2017, for the following Funds, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of certain classes as described below (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the class’ average daily net assets as listed below (“New Contractual Expense Cap”). The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

JPMorgan Intrepid Value Fund

The expense caps of the Fund’s Class I, Class R2, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class I	0.59%
Class R2	1.09%
Class R5	0.44%
Class R6	0.34%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Intrepid Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Intrepid Sustainable Equity Fund

Prospectuses and Summary Prospectuses dated November 1, 2016, as supplemented

(Applicable Shares Described Below)

Supplement dated August 21, 2017

to the Prospectuses and Summary Prospectuses

dated above, as supplemented

As described below, expense caps for the Funds listed above (each, a “Fund” and collectively, the “Funds”) will be revised. The effective date for each change is also described below.

Expense Cap Changes

Effective November 1, 2017, for the following Funds, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of certain classes as described below (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the class’ average daily net assets as listed below (“New Contractual Expense Cap”). The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

JPMorgan Intrepid Sustainable Equity Fund

The expense caps of the Fund’s Class A, Class C and Class I Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	0.84%
Class C	1.34%
Class I	0.59%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Mid Cap Equity Fund

Prospectuses and Summary Prospectuses dated November 1, 2016, as supplemented

(Applicable Shares Described Below)

Supplement dated August 21, 2017

to the Prospectuses and Summary Prospectuses

dated above, as supplemented

As described below, expense caps for the Funds listed above (each, a “Fund” and collectively, the “Funds”) will be revised. The effective date for each change is also described below.

Expense Cap Changes

Effective November 1, 2017, for the following Funds, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of certain classes as described below (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the class’ average daily net assets as listed below (“New Contractual Expense Cap”). The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

JPMorgan Mid Cap Equity Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.14%
Class C	1.64%
Class I	0.89%
Class R2	1.39%
Class R5	0.74%
Class R6	0.64%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Small Cap Core Fund

Prospectuses and Summary Prospectuses dated November 1, 2016, as supplemented

JPMorgan Small Cap Core Fund

Prospectus and Summary Prospectus dated April 10, 2017

JPMorgan Small Cap Core Fund

Prospectus and Summary Prospectus dated July 31, 2017

(Applicable Shares Described Below)

Supplement dated August 21, 2017

to the Prospectuses and Summary Prospectuses

dated above, as supplemented

As described below, expense caps for the Funds listed above (each, a “Fund” and collectively, the “Funds”) will be revised. The effective date for each change is also described below.

Expense Cap Changes

Effective November 1, 2017, for the following Funds, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of certain classes as described below (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the class’ average daily net assets as listed below (“New Contractual Expense Cap”). The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

JPMorgan Small Cap Core Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R3, Class R4 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.24%
Class C	1.74%
Class I	0.99%
Class R2	1.49%
Class R3	1.24%
Class R4	0.99%
Class R6	0.74%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Small Cap Equity Fund

Prospectuses and Summary Prospectuses dated November 1, 2016, as supplemented

(Applicable Shares Described Below)

Supplement dated August 21, 2017

to the Prospectuses and Summary Prospectuses

dated above, as supplemented

As described below, expense caps for the Funds listed above (each, a “Fund” and collectively, the “Funds”) will be revised. The effective date for each change is also described below.

Expense Cap Changes

Effective November 1, 2017, for the following Funds, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of certain classes as described below (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the class’ average daily net assets as listed below (“New Contractual Expense Cap”). The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

JPMorgan Small Cap Equity Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R3, Class R4 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.24%
Class C	1.74%
Class I	0.99%
Class R2	1.49%
Class R3	1.24%
Class R4	0.99%
Class R6	0.74%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan U.S. Equity Fund

Prospectuses and Summary Prospectuses dated November 1, 2016, as supplemented

(Applicable Shares Described Below)

Supplement dated August 21, 2017

to the Prospectuses and Summary Prospectuses

dated above, as supplemented

As described below, expense caps for the Funds listed above (each, a “Fund” and collectively, the “Funds”) will be revised. The effective date for each change is also described below.

Expense Cap Changes

Effective November 1, 2017, for the following Funds, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of certain classes as described below (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the class’ average daily net assets as listed below (“New Contractual Expense Cap”). The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

JPMorgan U.S. Equity Fund

The expense caps of the Fund’s Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class I	0.69%
Class R2	1.19%
Class R3	0.94%
Class R4	0.69%
Class R5	0.54%
Class R6	0.44%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan U.S. Large Cap Core Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan U.S. Large Cap Core Plus Fund

Prospectuses and Summary Prospectuses dated November 1, 2016, as supplemented

(Applicable Shares Described Below)

Supplement dated August 21, 2017

to the Prospectuses and Summary Prospectuses

dated above, as supplemented

As described below, expense caps for the Funds listed above (each, a “Fund” and collectively, the “Funds”) will be revised. The effective date for each change is also described below.

Expense Cap Changes

Effective November 1, 2017, for the following Funds, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of certain classes as described below (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the class’ average daily net assets as listed below (“New Contractual Expense Cap”). The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

JPMorgan U.S. Large Cap Core Plus Fund

The expense caps of the Fund’s Class A, Class C, Class I and Class R2 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.10%
Class C	1.60%
Class I	0.85%
Class R2	1.45%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Value Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Value Advantage Fund

Prospectuses and Summary Prospectuses dated November 1, 2016, as supplemented

JPMorgan Value Advantage Fund

Prospectus and Summary Prospectus dated July 31, 2017

(Applicable Shares Described Below)

Supplement dated August 21, 2017

to the Prospectuses and Summary Prospectuses

dated above, as supplemented

As described below, expense caps for the Funds listed above (each, a “Fund” and collectively, the “Funds”) will be revised. The effective date for each change is also described below.

Expense Cap Changes

Effective November 1, 2017, for the following Funds, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of certain classes as described below (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the class’ average daily net assets as listed below (“New Contractual Expense Cap”). The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

JPMorgan Value Advantage Fund

The expense caps of the Fund’s Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.14%
Class C	1.64%
Class I	0.89%
Class R2	1.39%
Class R3	1.14%
Class R4	0.89%
Class R5	0.74%
Class R6	0.64%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Intermediate Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN TAX FREE FUNDS

JPMorgan Intermediate Tax Free Bond Fund

(Class A, Class C and Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated August 21, 2017

to the Prospectus and Summary Prospectus

dated July 1, 2017, as supplemented

Effective November 1, 2017, the contractual expense waivers for Class A and Class C of the JPMorgan Intermediate Tax Free Bond Fund will be decreased as set forth below for the Fund. In connection with these changes, effective November 1, 2017, the “Annual Fund Operating Expenses” and “Example” sections in the prospectus and summary prospectus are hereby replaced with those set forth below.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.36	0.35	0.35
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.11	0.10	0.10

Acquired Fund Fees and Expenses	0.01	0.01	0.01
Total Annual Fund Operating Expenses	0.92	1.41	0.66
Fee Waivers and Expense Reimbursements[2]	(0.27)	(0.21)	(0.26)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.65	1.20	0.40

1	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Service Fees” effective 4/3/17.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.65%, 1.20% and 0.40% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through October 31, 2019 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	439	604	813	1,415
CLASS C SHARES ($)	222	404	730	1,654
CLASS I SHARES ($)	41	158	315	772

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	439	604	813	1,415
CLASS C SHARES ($)	122	404	730	1,654
CLASS I SHARES ($)	41	158	315	772

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Service Fees” effective 4/3/17.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through October 31, 2019 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan Intermediate Tax Free Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.65%	[2]
1 Year	rr_ExpenseExampleYear01	$ 439
3 Years	rr_ExpenseExampleYear03	604
5 Years	rr_ExpenseExampleYear05	813
10 Years	rr_ExpenseExampleYear10	1,415
1 Year	rr_ExpenseExampleNoRedemptionYear01	439
3 Years	rr_ExpenseExampleNoRedemptionYear03	604
5 Years	rr_ExpenseExampleNoRedemptionYear05	813
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,415
JPMorgan Intermediate Tax Free Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.20%	[2]
1 Year	rr_ExpenseExampleYear01	$ 222
3 Years	rr_ExpenseExampleYear03	404
5 Years	rr_ExpenseExampleYear05	730
10 Years	rr_ExpenseExampleYear10	1,654
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	404
5 Years	rr_ExpenseExampleNoRedemptionYear05	730
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,654
JPMorgan Intermediate Tax Free Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.40%	[2]
1 Year	rr_ExpenseExampleYear01	$ 41
3 Years	rr_ExpenseExampleYear03	158
5 Years	rr_ExpenseExampleYear05	315
10 Years	rr_ExpenseExampleYear10	772
1 Year	rr_ExpenseExampleNoRedemptionYear01	41
3 Years	rr_ExpenseExampleNoRedemptionYear03	158
5 Years	rr_ExpenseExampleNoRedemptionYear05	315
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 772
A, C, I Shares | JPMorgan Commodities Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN FUNDS

JPMorgan Commodities Strategy Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 21, 2017

to the Prospectuses and Summary Prospectuses dated March 1, 2017, as supplemented

Effective November 1, 2017, in order to reflect a reduction in the contractual expense limitation agreements, the Annual Fund Operating Expenses and Example tables for the Fund are hereby deleted in their entirety and replaced with the following:

For the Class A, Class C and Class I Shares:

The tables below replace the corresponding tables on pages 1 of the Class A, Class C and Class I Shares Prospectus and in the Summary Prospectus.

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.43	1.65	1.29
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[2]	1.18	1.40	1.04
Acquired Fund Fees and Expenses	0.03	0.03	0.03

Total Annual Fund Operating Expenses	2.56	3.28	2.17
Fee Waivers and Expense Reimbursements[3,4]	(1.61)	(1.83)	(1.47)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3,4]	0.95	1.45	0.70

1	Includes the operating expenses of Commodities Strategy Fund CS Ltd., the Fund’s wholly-owned subsidiary.

2	Includes the advisory fee paid by the subsidiary to its adviser and other expenses of the subsidiary (excluding Acquired Fund Fees and Expenses).

3	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by the subsidiary to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.

4	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses, inclusive of the subsidiary (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.95%, 1.45%, and 0.70% of the average daily net assets of Class A, Class C, and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	617	978	1,529	3,030
CLASS C SHARES ($)	248	655	1,383	3,315
CLASS I SHARES ($)	72	385	885	2,262

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	617	978	1,529	3,030
CLASS C SHARES ($)	148	655	1,383	3,315
CLASS I SHARES ($)	72	385	885	2,262

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/19
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C, I Shares | JPMorgan Commodities Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%	[3]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%	[3]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.18%	[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	1.43%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.56%	[3]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.61%)	[3],[5],[6]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%	[3],[5],[6]
1 Year	rr_ExpenseExampleYear01	$ 617
3 Years	rr_ExpenseExampleYear03	978
5 Years	rr_ExpenseExampleYear05	1,529
10 Years	rr_ExpenseExampleYear10	3,030
1 Year	rr_ExpenseExampleNoRedemptionYear01	617
3 Years	rr_ExpenseExampleNoRedemptionYear03	978
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,529
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,030
A, C, I Shares | JPMorgan Commodities Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%	[3]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[3]
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%	[3]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.40%	[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	1.65%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.28%	[3]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.83%)	[3],[5],[6]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.45%	[3],[5],[6]
1 Year	rr_ExpenseExampleYear01	$ 248
3 Years	rr_ExpenseExampleYear03	655
5 Years	rr_ExpenseExampleYear05	1,383
10 Years	rr_ExpenseExampleYear10	3,315
1 Year	rr_ExpenseExampleNoRedemptionYear01	148
3 Years	rr_ExpenseExampleNoRedemptionYear03	655
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,383
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,315
A, C, I Shares | JPMorgan Commodities Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%	[3]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%	[3]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.04%	[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	1.29%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%	[3]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)	[3],[5],[6]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.70%	[3],[5],[6]
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	385
5 Years	rr_ExpenseExampleYear05	885
10 Years	rr_ExpenseExampleYear10	2,262
1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	385
5 Years	rr_ExpenseExampleNoRedemptionYear05	885
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,262
R6 Shares | JPMorgan Commodities Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN FUNDS

JPMorgan Commodities Strategy Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 21, 2017

to the Prospectuses and Summary Prospectuses dated March 1, 2017, as supplemented

Effective November 1, 2017, in order to reflect a reduction in the contractual expense limitation agreements, the Annual Fund Operating Expenses and Example tables for the Fund are hereby deleted in their entirety and replaced with the following:

For the Class R6 Shares:

The tables below replace the corresponding tables on pages 1 of the Class R6 Shares Prospectus and in the Summary Prospectus.

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.85%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	1.00
Service Fees	NONE
Remainder of Other Expenses[2]	1.00
Acquired Fund Fees and Expenses	0.03

Total Annual Fund Operating Expenses	1.88
Fee Waivers and Expense Reimbursements[3,4]	(1.33)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3,4]	0.55

1	Includes the operating expenses of Commodities Strategy Fund CS Ltd., the Fund’s wholly-owned subsidiary.

2	Includes the advisory fee paid by the subsidiary to its adviser and other expenses of the subsidiary (excluding Acquired Fund Fees and Expenses).

3	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by the subsidiary to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.

4	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses, inclusive of the subsidiary (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.55% of the average daily net assets of Class R6 Shares. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	56	323	760	1,975

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/19
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
R6 Shares | JPMorgan Commodities Strategy Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%	[3]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Service Fees	rr_Component1OtherExpensesOverAssets	none	[3]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.00%	[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	1.00%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%	[3]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.33%)	[3],[6],[7]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.55%	[3],[6],[7]
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	323
5 Years	rr_ExpenseExampleYear05	760
10 Years	rr_ExpenseExampleYear10	1,975
1 Year	rr_ExpenseExampleNoRedemptionYear01	56
3 Years	rr_ExpenseExampleNoRedemptionYear03	323
5 Years	rr_ExpenseExampleNoRedemptionYear05	760
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,975

[1]	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Service Fees” effective 4/3/17.
[2]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.65%, 1.20% and 0.40% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
[3]	Includes the operating expenses of Commodities Strategy Fund CS Ltd., the Fund’s wholly-owned subsidiary.
[4]	Includes the advisory fee paid by the subsidiary to its adviser and other expenses of the subsidiary (excluding Acquired Fund Fees and Expenses).
[5]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses, inclusive of the subsidiary (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.95%, 1.45%, and 0.70% of the average daily net assets of Class A, Class C, and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
[6]	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by the subsidiary to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.
[7]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses, inclusive of the subsidiary (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.55% of the average daily net assets of Class R6 Shares. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.